Financial Risk Management	12 Months Ended
Jan. 31, 2021
Disclosure of Financial Risk Management [Abstract]
Financial Risk Management
30	Financial Risk Management

The Group is exposed to a variety of financial risks through its use of financial instruments.

The Group’s overall risk management plan seeks to minimise potential adverse effects due to the unpredictability of financial markets.

The most significant financial risks to which the Group is exposed to are described below:

Specific risks

●	Liquidity risk
●	Credit risk
●	Market risk - currency risk, interest rate risk and price risk

Financial instruments used

The principal categories of financial instruments used by the Group are:

●	Trade receivables
●	Cash at bank
●	Bank overdraft
●	Trade and other payables
●	Floating rate bank loans
●	Forward currency contracts
●	Shareholders loan

Objectives, policies and processes

The Board of Directors have overall responsibility for the establishment of the Group’s financial risk management framework. This includes the development of policies covering specific areas such as foreign exchange risk, interest rate risk, credit risk and the use of derivatives.

Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities.

The day-to-day risk management is carried out by the Group’s finance function under policies and objectives which have been approved by the Board of Directors.

The financial assets of the Group were as follows:

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
- Cash and cash equivalents	90,925	3,791
- Trade receivables	1,462	2,336
	92,387	6,127

The Directors consider that the carrying amount for all financial assets approximates to their fair value.

Objectives, policies and processes

Mitigation strategies for specific risks faced are described below:

Liquidity risk

Liquidity risk arises from the Group’s management of working capital and the finance charges and principal repayments on its debt instruments. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due.

The Group’s policy is to ensure that it will always have sufficient cash to allow it to meet its liabilities as and when they fall due.

The Group manages its liquidity needs by carefully monitoring scheduled debt servicing payments for long-term financial liabilities as well as cash-outflows due in day-to-day business.

The timing of cash flows presented in the table to settle financial liabilities reflects the earliest contractual settlement dates and does not reflect management’s expectations that banking facilities will be rolled forward. The amounts disclosed in the table are the undiscounted contracted cash flows and therefore the balances in the table may not equal the balances in the consolidated balance sheets due to the effect of discounting.

Due to the recent developments of COVID-19, the company has been further tasked to preserve cash due to the recent lockdown procedures that have occurred in the company’s main markets meaning retail stores are closed and the company is heavily reliant on its e-commerce segment. In addition, the company has applied for government subsidies where appropriate to help alleviate the impact of reduced cash inflow from store closures. At the date of this report, the Group had received $2.0m in subsidies from the New Zealand Government and $0.8m from the Australian Government.

The Group’s liabilities have contractual maturities which are summarised below, it should be noted these amounts are undiscounted contractual cash flows as required by IFRS 7:

	Non-derivatives Borrowings NZ$000’s	Non-derivatives Trade payables NZ$000’s	Non-derivatives Total NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - inflow NZ$000’s	Derivatives Gross future cash settlement on forward currency contracts - (outflow) NZ$000’s	Derivatives Total NZ$000’s
Not later than 1 month
31 January 2021	48	6,250	6,289	-	-	-
31 January 2020	2,052	10,407	12,459	-	-	-
1 to 3 months
31 January 2021	14,596	-	14,596	-	-	-
31 January 2020	18,044	-	18,044	-	-	-
3 months to 1 year
31 January 2021	-	-	-	-	-	-
31 January 2020	-	-	-	-	-	-
1 to 5 years
31 January 2021	4,256	-	4,256	-	-	-
31 January 2020	28,764	-	28,764	-	-	-

Total
31 January 2021	18,900	6,250	25,150	-	-	-
31 January 2020	48,860	10,407	59,267	-	-	-

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group.

Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposure to wholesale and retail customers, including outstanding receivables and committed transactions.

The Group operates out of 59 stores across Australasia while having offices in New Zealand which all have committed leasing obligations. COVID-19 has caused the Group to negotiate payments terms across its supplier ledger until such time that normal trading resumes.

Trade receivables and contract assets

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

The Group has adopted a policy of only dealing with creditworthy counterparties as a means of mitigating the risk of financial loss from defaults. The utilisation of credit limits by customers is regularly monitored by line management. Customers who subsequently fail to meet their credit terms are required to make purchases on a prepayment basis until creditworthiness can be re-established.

Management considers that all the financial assets that are not impaired for each of the reporting dates under review are of good credit quality, including those that are past due.

The Group has no significant concentration of credit risk with respect to any single counterparty or group of counterparties.

The credit risk for liquid funds and other short-term financial assets is considered negligible, since the counterparties are reputable banks with high quality external credit ratings.

On a geographical basis, the Group has significant credit risk exposures in New Zealand and Australia, given the substantial operations in those regions.

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings if available or historical information about counterparty default rate.

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Trade receivables
Counterparty without external credit ratings
New customer less than 6 months	-	-	42
Existing customers (more than 6 months with default in past)	1,645	2,358	7,747
Total	1,645	2,358	7,789

Cash at bank	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Credit ratings
AA-	90,887	3,747	1,915
A+	-	-	-
Total	90,887	3,747	1,915

The Group has no significant concentration of credit risk with respect to any single counterparty or group of counterparties.

On a geographical basis, the Group has significant credit risk exposures in New Zealand and Australia, United States and United Kingdom given the substantial operations in those regions.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices.

A significant amount of inventory is purchased in US dollars with sales primarily being generated in Australian and New Zealand dollars. COVID-19 will put additional uncertainty as exchange rates become more volatile.

(i) Foreign exchange risk

Exposure to foreign exchange risk may result in the fair value or future cash flows of a financial instrument fluctuating due to movement in foreign exchange rates of currencies in which the Group holds financial instruments which are other than the functional currency of the Group.

Exposures to currency exchange rates arise from the Group’s overseas sales and purchases, which are primarily denominated in currencies other than the functional currency, in particular USD.

Foreign currency denominated financial assets and liabilities, translated into New Zealand Dollars at the closing rate, are as follows:

	AUD NZ$000’s	USD NZ$000’s	GBP NZ$000’s	EUR NZ$000’s	HKD NZ$000’s	Total NZ$000’s
31 January 2021
Nominal amounts
Trade receivables	-	(2)	13	90	-	101
Trade payables	20	741	-	-	-	761
Cash and cash equivalents	9,943	78,506	89	12	2	88,552
31 January 2020
Nominal amounts
Trade receivables	-	19	20	441	-	480
Trade payables	12	4,068	85	1	2	4,168
Cash and cash equivalents	1,500	747	85	5	4	2,341
31 January 2019
Nominal amounts
Trade receivables	51	42	-	285	-	378
Trade payables	1	9,035	8	61	7	9,112
Cash and cash equivalents	623	149	38	8	11	829

The table on the next page illustrates the sensitivity of the net result for the year and equity in regards to the Group’s financial assets and financial liabilities and the US dollar - New Zealand Dollar, Australian Dollar - New Zealand Dollar, GB Pound - New Zealand Dollar, Euro - New Zealand Dollar, and Hong Kong Dollar - New Zealand Dollar exchange rates. There have been no changes in the assumptions calculating this sensitivity from prior years.

It assumes a 10% change of the New Zealand Dollar / Australian Dollar exchange rate for the year ended 31 January 2021 (31 January 2020: 10%, 31 January 2019: 10%). A 10% change is considered for the New Zealand Dollar / US Dollar exchange rate (31 January 2020: 10%, 31 January 2019: 10%). A 10% change is considered for the New Zealand Dollar / GB Pound exchange rate (31 January 2020: 10%, 31 January 2019: 10%). A 10% change is considered for the New Zealand Dollar / Euro exchange rate (31 January 2020: 10%, 31 January 2019: 10%). All of these percentages have been determined based on the average market volatility in exchange rates in the previous 12 months.

The year-end rates are 0.9348 AUD, 0.7168 USD, 0.5228 GBP, 0.5921 EUR and 5.5574 HKD.

The sensitivity analysis is based on the foreign currency financial instruments held at the reporting date.

If the New Zealand Dollar had strengthened and weakened against the Australian Dollar, US Dollar, GB Pound, Euro and HK Dollar by 10% (31 January 2020: 10%, 31 January 2019: 10%) and 10% (31 January 2020: 10%, 31 January 2020: 10%) respectively then this would have had the following impact:

	NZ$000’s
	+10%	-10%
USD
Net results/Equity (31 January 2021)	(460)	460
Net results/Equity (31 January 2020)	(594)	594
Net results/Equity (31 January 2019)	(954)	954
AUD
Net results/Equity (31 January 2021)	(2)	2
Net results/Equity (31 January 2020)	(1)	1
Net results/Equity (31 January 2019)	(5)	5
GBP
Net results/Equity (31 January 2021)	(9)	9
Net results/Equity (31 January 2020)	(16)	16
Net results/Equity (31 January 2019)	(1)	1
EUR
Net results/Equity (31 January 2021)	(10)	10
Net results/Equity (31 January 2020)	(42)	42
Net results/Equity (31 January 2019)	(32)	32
HKD
Net results/Equity (31 January 2021)	-	-
Net results/Equity (31 January 2020)	-	-
Net results/Equity (31 January 2019)	(1)	1

Exposures to foreign exchange rates vary during the year depending on the volume of overseas transactions. Nonetheless, the analysis above is considered to be representative of the Group’s exposure to foreign currency risk.

Forward exchange contracts

The Group has no open forward exchange contracts at the end of the reporting period.

The following table summarises the notional amount of the Group’s commitments in relation to forward exchange contracts.

	Notional Amounts			Average Exchange Rate
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s	31 January 2021 $	31 January 2020 $	31 January 2019 $
Buy USD / sell NZD
Settlement
Less than 6 months	-	-	34,395	-	-	0.6620

	NZ$000’s	NZ$000’s	NZ$000’s	$	$	$
Buy AUD / sell NZD
Settlement
Less than 6 months	-	-	-	-	-	-

(ii) Interest rate risk

The Group is exposed to interest rate risk as funds are borrowed at floating and fixed rates. Borrowings issued at fixed rates expose the Group to fair value interest rate risk.

The Group’s policy is to minimise interest rate cash flow risk exposures on long-term financing. Longer-term borrowings are therefore usually at fixed rates. At the reporting date, the Group is exposed to changes in market interest rates through its bank borrowings, which are subject to variable interest rates.

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Floating rate instruments
Bank overdrafts	-	-
Working capital financing bank facility	-	-
Convertible notes	-	-
Borrowings	14,500	17,900
	14,500	17,900

The following table illustrates the sensitivity of the net result for the year and equity to a reasonably possible change in interest rates of +1.00%/-1.00% (2020: +1.00%/-1.00%, 2019: +1.00%/-1.00%), with effect from the beginning of the year. These changes are considered to be reasonably possible based on observation of current market conditions and economist reports.

The calculations are based on the financial instruments held at each reporting date. All other variables are held constant.

	NZ$000’s
	1.00%	-1.00%

Net results/Equity (31 January 2021)	145	(145)
Net results/Equity (31 January 2020)	179	(179)